SEGMENT REPORTING - Schedule of operating segment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING
Revenue	$ 5,806,973
Cost of sales	(5,688,718)
Exploration and evaluation expenditures	(41,380,407)	$ (52,563,340)
General and administrative	(11,656,734)	(6,864,539)
Share-based compensation	(6,284,821)	(889,045)
Transaction costs	(4,787,735)
Other income (expenses)	16,024,252	10,048,570
Segment net loss	(47,967,190)	(50,268,354)
Deferred income and mining tax recoveries	394,570
Loss for the year	(47,572,620)	(50,268,354)
Capital expenditures	3,573,676	1,075,082
Segment assets	536,129,650	74,019,011
Segment liabilities	117,032,395	7,448,306
Operating segment | Exploration and Evaluation
SEGMENT REPORTING
Exploration and evaluation expenditures	(41,214,271)	(52,563,340)
General and administrative	(11,392,838)	(6,864,539)
Share-based compensation	(6,284,821)	(889,045)
Other income (expenses)	8,768,256	7,281,103
Segment net loss	(50,123,674)	(53,035,821)
Loss for the year	(50,123,674)
Capital expenditures	1,366,671	1,075,082
Segment assets	120,264,458	74,019,011
Segment liabilities	15,424,354	7,448,306
Operating segment | Mining Operations
SEGMENT REPORTING
Revenue	5,806,973
Cost of sales	(5,688,718)
Exploration and evaluation expenditures	(166,136)
General and administrative	(263,896)
Other income (expenses)	(147,268)
Segment net loss	(459,045)
Deferred income and mining tax recoveries	358,119
Loss for the year	(100,926)
Capital expenditures	2,207,005
Segment assets	415,865,192
Segment liabilities	101,608,041
Corporate and Others
SEGMENT REPORTING
Transaction costs	(4,787,735)
Other income (expenses)	7,403,264	2,767,467
Segment net loss	2,615,529	$ 2,767,467
Deferred income and mining tax recoveries	36,451
Loss for the year	$ 2,651,980